Description of The Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of The Plan
1.
DESCRIPTION OF THE PLAN

The following description of the Employee Savings and Stock Ownership Plan of General Re Corporation and its Domestic Subsidiaries (referred to herein as the “Plan” or the “Plan Document”) is provided for general information purposes only. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions.

General – The Plan is a defined contribution plan covering employees of General Re Corporation (“Gen Re”), and its Domestic Subsidiaries who are regularly scheduled to complete at least one thousand hours of service (“Company Service”) per year. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Gen Re is a wholly-owned subsidiary of Berkshire Hathaway Inc.

Employee Stock Ownership Plan – In July 1989, Gen Re established a leveraged Employee Stock Ownership Plan (“ESOP”) which is designed to comply with Section 4975(e)(7) and the regulations thereunder of the Internal Revenue Code (“IRC”) of 1986, as amended, and is subject to the applicable provisions of ERISA. The Plan entered into a $150,000,000 term loan agreement (the “Loan”) with the Plan sponsor, Gen Re. The Loan provided for annual payments of principal and interest and was initially to be repaid in full by 2014, with an interest rate of 9.25%. The proceeds of the Loan were used by the Plan to purchase 1,754,386 shares of 7-1/4% cumulative convertible preferred stock of Gen Re (“Preferred Stock”), which was used as collateral for the Loan. The Loan was guaranteed by the Plan sponsor.

On December 21, 1998, Gen Re merged with Berkshire Hathaway Inc. At that time, the Plan trustee, State Street Bank and Trust Company (“State Street”), converted 1,686,721 shares of Preferred Stock, which was the amount outstanding as of December 21, 1998, into 177,106 shares of Berkshire Hathaway Inc. Class B common stock (“Berkshire Common Stock”). The Berkshire Common Stock then became the collateral for the Loan.

Effective January 1, 1999, Gen Re amended the original terms of the Loan. The revised agreement provided that any outstanding amount due on the Loan is payable upon maturity in 2034 with interest payments at an annual rate of 6.5% and annual principal prepayment as required. As discussed further below, the Loan was repaid during 2022.

Effective January 21, 2010, Berkshire Common Stock was split 50 for 1. All appropriate allocations were made to the records of State Street, Fidelity Management Trust Company (“Fidelity”) and Gen Re.

Effective December 31, 2017, the Plan was amended to include eligible employees of Government Employees Insurance Companies ("GEICO") as a class of participants in the Plan and as a result the Plan changed its name to the General Re Corporation and Government Employees Companies Savings and Stock Ownership Plan. The intent of this amendment was to allow GEICO employees to become Plan participants and receive unallocated shares of Berkshire Common Stock for its annual profit-sharing award. GEICO shared in the expenses and made employer contributions to the ESOP Trust in return for shares to be released. Such payments were applied against the outstanding debt service of the Loan. After January 1, 2019, there were no further allocations to GEICO employees.

From December 31, 2017 through June 1, 2020, certain employees of GEICO were a separate class of participants of the Plan and received Berkshire Common Stock. Effective June 1, 2020, such GEICO employees were no longer eligible to be participants and ceased to be participants in the Plan and as a result 1,545,644 shares of Berkshire Common Stock were transferred out of the Plan. In addition, the name of the Plan was changed to the Employee Savings and Stock Ownership Plan of General Re Corporation and its Domestic Subsidiaries.

During 2022, the remaining unallocated Berkshire Common Stock was utilized by the Plan. In addition, the Plan settled the remaining principal and interest balance on the Loan. Contributions to participants and matching contributions were made in cash beginning with the October 31, 2022 payroll period.

Gen Re made a final cash contribution to the Plan in 2022 necessary to fully repay the Loan. The Plan’s investment in the Berkshire B ESOP Fund consists solely of Berkshire Common Stock shares.

During 2025, 132,943 shares of Berkshire Common Stock were sold and retired from the Plan or exchanged for shares in other eligible investments in the Plan. The Plan held 1,223,981 and 1,356,924 shares of Berkshire Common Stock in the Berkshire B ESOP Fund as of December 31, 2025 and December 31, 2024, respectively. As of December 31, 2025, the Plan also held 182,639 shares of Berkshire Common Stock via the Berkshire B Unitized Fund.

Contributions - The Plan allows Gen Re participants to make after-tax contributions as well as tax-deferred contributions to the Plan as permitted under IRC Section 401(k). Such participants may contribute up to 50% of their annual base salary, subject to IRC limitations for 401(k) contributions, which, for tax-deferred contributions, was $23,500 for 2025. Gen Re participants who have attained age 50 before the end of the Plan year were eligible to make Catch-Up contributions up to $7,500 for 2025. Gen Re participant contributions may be allocated to certain mutual funds, collective investment funds and the Berkshire B Unitized Stock Fund. Gen Re contributes an amount equal to 100% of a participant’s contribution up to 6% of the participant’s base salary, except for United States Aviation Underwriters, Inc. (“USAU”) participants who are matched at 100% of a participant’s contribution up to 4% of their base salary. In 2025, Gen Re contributed cash of $8,398,588 in matching contributions to Gen Re participants.

The Plan allowed Gen Re to make additional discretionary contributions for USAU participants in 2025 based on age and salary through December 31, 2025. Such discretionary contributions ranged from 5% to 8% of salary. In 2025, Gen Re contributed funds totaling $1,376,329 for these discretionary contributions.

Gen Re participants are automatically enrolled at a 6% (4% for USAU participants) pre-tax deferral rate upon becoming eligible to participate in the Plan and may elect to change or discontinue deferrals at any time. Each March, the Plan automatically enrolls any non-participating eligible employees at a contribution rate of 1% of their salary unless the employee affirmatively elects to not participate in the Plan. Also, each March, participants who contribute less than 6% of their salary will automatically have their contribution rate increased by 1% up to a maximum of 6% (4% for USAU participants), unless they affirmatively elect not to have their contribution rate increased.

Interfund Transfers – Gen Re participants are permitted to change their investments in any fund. As a result of the Pension Protection Act of 2006, effective January 1, 2007, participants may, at their discretion, diversify out of the Berkshire B ESOP Fund, including both Gen Re match amounts and additional contributions, at any time to any other funds offered in the Plan. There are no service, age or vesting restrictions on a participant’s ability to divest and participants have sole discretion regarding the number of shares to divest and the timing of these divestiture elections. No transfers into the Berkshire B ESOP Fund are permitted.

Payment of Benefits - Upon termination, Gen Re participants are required to receive a lump sum distribution to the extent that their vested account balance is $1,000 or less. If a participant’s account balance is greater than such amount, the participant may leave their vested benefits in the Plan, or they may elect to receive their benefits from the Plan at any time as defined in the Plan Document. Active participants may withdraw Pre-Tax and Catch-Up contributions beginning at age 59 1⁄2 without penalty.

Participant Accounts - Each Gen Re participant’s account is credited with the participant’s contributions, which includes amounts transferred from other plans (“rollovers”), Gen Re contributions and Plan earnings/losses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participant accounts are valued daily.

Vesting - All Gen Re participant contributions vest immediately. While actively employed, participants become 50%, 75%, and 100% vested in the value of Gen Re employer contributions after two, three and four years, respectively, of service.

Forfeited Accounts - Forfeited nonvested accounts are allocated at Gen Re’s discretion to other participants’ accounts based on terms as defined in the Plan agreement. At December 31, 2025 and 2024, forfeited nonvested accounts totaled $286,869 and $1,690,717, respectively. During 2025, new forfeitures totaling $389,059 were recorded and $1,828,842 of forfeitures were allocated to participant accounts. The Plan also allows for forfeitures to pay for Plan expenses. In 2025, no forfeitures were used to pay for Plan expenses.

Notes Receivable from Participants - The Plan allows Gen Re participants to borrow from the “before-tax” and “rollover” portions of their respective accounts. Such loans may not exceed the lesser of one-half of the participant’s vested account balance or $50,000. Non-residence loans are repayable over 6 to 60 months. The Plan also allows loans to Gen Re participants for purchases of principal residences, which are repayable over a 30-year period. A fixed interest rate of the prime rate plus one percent calculated at the inception of the loan is charged over the life of the loan. The interest rate for new loans ranged between 8.25% and 8.5% in 2025 and between 9.0% and 9.5% in 2024. Interest payments and loan principal repayments are charged directly to the borrower’s respective account and are made in monthly installments through payroll deductions or directly by the participant. Notes receivable from participants are reflected as assets of the Plan.